Note 7 - Long-term Debt	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]

7. Long-Term Debt

Long-term debt is comprised of the following (in thousands):

	As of
	March 31,	March 31,
	2022	2021
Revolving credit facility	$20,508	$1,000
Term loan	92,900	96,869
Economic development note	-	500
Other	216	216
Total long-term debt	113,624	98,585
Less current portion	4,000	4,500
Long-term debt, less current portion	$109,624	$94,085

Revolving credit facility — On March 24, 2021, the Company entered into a Fourth Amended and Restated Loan and Security Agreement that provides for a senior revolving credit facility of up to $400 million that is seasonally adjusted (the “Revolver”). Maximum borrowings under the Revolver total $300.0 million from April through July and $400.0 million from August through March. The Revolver balance as of March 31, 2022 was $20.5 million and is included in Long-Term Debt in the accompanying Consolidated Balance Sheet due to the Revolver’s March 24, 2026 maturity. In order to maintain availability of funds under the facility, the Company pays a commitment fee on the unused portion of the Revolver. The Revolver is secured by substantially all of the Company’s accounts receivable and inventories and contains borrowing base requirements as well as a financial covenant, if certain circumstances apply. The Company utilizes its Revolver for general corporate purposes, including seasonal working capital needs, to pay debt principal and interest obligations, and to fund capital expenditures and acquisitions. Seasonal working capital needs are affected by the growing cycles of the vegetables the Company packages. The majority of vegetable inventories are produced during the months of June through November and are then sold over the following year. Payment terms for vegetable produce are generally three months but can vary from a few days to seven months. Accordingly, the Company’s need to draw on the Revolver may fluctuate significantly throughout the year.

The following table documents the quantitative data for short-term borrowings on the Revolver during fiscal years 2022 and 2021 (in thousands, except for percentages):

	As of:
	March 31,	March 31,
	2022	2021
Outstanding borrowings	$20,508	$1,000
Interest rate	1.71%	1.38%

	Fiscal Year
	2022	2021
Maximum amount of borrowings	$58,323	$107,967
Average outstanding borrowings	$22,357	$33,453
Weighted average interest rate	1.37%	1.95%

Term loan — On May 28, 2020 the Company entered into an Amended and Restated Loan and Guaranty Agreement that provides for a $100.0 million unsecured term loan (the “Term Loan”). The amended and restated agreement has a maturity date of June 1, 2025 and converted the Term Loan to a fixed interest rate of 3.30% until maturity rather than a variable interest rate in addition to requiring quarterly principal payments of $1.0 million, which commenced during fiscal year 2021. The Company incurred financing costs totaling $0.2 million which have been classified as a discount to the debt. This agreement contains certain covenants, including maintaining a minimum EBITDA and minimum tangible net worth.

Covenants & other debt matters — The Company’s debt agreements, including the Revolver and term loan, contain customary affirmative and negative covenants that restrict, with specified exceptions, the Company’s ability to incur additional indebtedness, incur liens, pay dividends on the Company’s capital stock, make other restricted payments, including investments, transfer all or substantially all of the Company’s assets, enter into consolidations or mergers, and enter into transactions with affiliates. The Company’s debt agreements also require the Company to meet certain financial covenants including a minimum EBITDA and minimum tangible net worth. The Revolver contains borrowing base requirements related to accounts receivable and inventories and also requires the Company to meet a financial covenant related to a minimum fixed charge coverage ratio if (a) an event of default has occurred or (b) availability on the Revolver is less than the greater of (i) 10% of the commitments then in effect and (ii) $25,000,000. The most restrictive financial covenant in the debt agreements is the minimum EBITDA within the Term Loan which for fiscal year 2022 was greater than $50 million. The Company computes its financial covenants as if the Company were on the FIFO method of inventory accounting. The Company has met all such financial covenants as of March 31, 2022.

The Company's debt agreements limit the payment of dividends and other distributions. There is an annual total distribution limitation of $50,000, less aggregate annual dividend payments totaling $23,000 that the Company presently pays on two outstanding classes of preferred stock. The carrying value of assets pledged for secured debt, including the Revolver, is $598.4 million as of March 31, 2022.

Debt repayment requirements for the next five fiscal years are (in thousands):

2023	$4,000
2024	4,000
2025	4,000
2026	101,408
2027	-
Thereafter	216
Total	$113,624